Risk Management and Financial Instruments (Details) - Schedule of Estimated Fair Value (Parentheticals)	Sep. 30, 2024
JBS Lux 2027 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	2.50%
JBS Lux 2028 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	5.13%
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	3.00%
JBS Lux 2029 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	6.50%
JBS Lux 2030 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	5.50%
JBS Lux 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	3.75%
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	3.00%
JBS Lux 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	3.62%
JBS Lux 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	5.75%
JBS Lux 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	6.75%
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	4.37%
JBS Lux 2052 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	6.50%
JBS Lux 2053 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	7.25%
PPC 2031 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	4.25%
PPC 2032 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	3.50%
PPC 2033 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	6.25%
PPC 2034 [Member]
Schedule of Estimated Fair Value [Line Items]
Notes	6.87%